PROVISIONS (Schedule of Provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Product warranty provision	$ 50	$ 50
Provisions	$ 50	$ 50